Note 16 - Income Taxes - Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Loss before income taxes	$ (11,661)	$ (14,240)	$ (11,711)
Statutory Canadian corporate tax rate	26.50%	26.50%	26.50%
Anticipated tax recovery	$ (3,090)	$ (3,773)	$ (3,103)
Non-deductible permanent differences	220	412	604
Change in deferred tax benefits deemed not probable to be recovered	4,502	3,434	2,606
Change in substantively enacted rates	51
Foreign exchange differences	(1,391)
Other	$ (292)	$ (73)	$ (107)